American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
January 31, 2020

NT Growth - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 2.5%
Boeing Co. (The)	8,269	2,631,775
Lockheed Martin Corp.	41,859	17,920,675
		20,552,450
Airlines — 0.6%
Delta Air Lines, Inc.	87,439	4,873,850
Auto Components — 0.8%
Aptiv plc	75,853	6,431,576
Biotechnology — 1.7%
Biogen, Inc.(1)	16,419	4,414,248
Vertex Pharmaceuticals, Inc.(1)	41,502	9,423,029
		13,837,277
Capital Markets — 1.1%
Charles Schwab Corp. (The)	201,313	9,169,807
Chemicals — 1.2%
Dow, Inc.	204,300	9,412,101
Consumer Finance — 0.6%
American Express Co.	38,749	5,032,333
Electrical Equipment — 0.7%
Rockwell Automation, Inc.	28,537	5,469,401
Electronic Equipment, Instruments and Components — 0.8%
CDW Corp.	52,209	6,810,664
Entertainment — 2.5%
Liberty Media Corp-Liberty Formula One, Class C(1)	58,503	2,737,355
Take-Two Interactive Software, Inc.(1)	44,737	5,576,020
Walt Disney Co. (The)	86,044	11,900,746
		20,214,121
Equity Real Estate Investment Trusts (REITs) — 3.1%
Equity Residential	90,542	7,522,229
SBA Communications Corp.	69,776	17,413,299
		24,935,528
Food and Staples Retailing — 0.5%
Walmart, Inc.	38,657	4,425,840
Food Products — 1.3%
Beyond Meat, Inc.(1)(2)	16,050	1,772,241
Mondelez International, Inc., Class A	151,118	8,671,151
		10,443,392
Health Care Equipment and Supplies — 4.1%
Baxter International, Inc.	161,922	14,446,681
Boston Scientific Corp.(1)	231,085	9,675,529
Edwards Lifesciences Corp.(1)	17,997	3,956,820
Intuitive Surgical, Inc.(1)	9,616	5,382,845
		33,461,875

Health Care Providers and Services — 2.7%
Quest Diagnostics, Inc.	21,741	2,406,076
UnitedHealth Group, Inc.	71,871	19,581,254
		21,987,330
Hotels, Restaurants and Leisure — 4.7%
Chipotle Mexican Grill, Inc.(1)	5,678	4,921,463
Darden Restaurants, Inc.	62,030	7,222,153
Domino's Pizza, Inc.	24,037	6,772,425
Las Vegas Sands Corp.	39,280	2,565,377
Royal Caribbean Cruises Ltd.	69,320	8,115,985
Starbucks Corp.	106,465	9,031,426
		38,628,829
Household Products — 1.3%
Procter & Gamble Co. (The)	83,965	10,463,718
Insurance — 0.7%
Progressive Corp. (The)	67,688	5,461,745
Interactive Media and Services — 12.1%
Alphabet, Inc., Class A(1)	49,697	71,204,868
Facebook, Inc., Class A(1)	115,360	23,292,337
Twitter, Inc.(1)	115,558	3,753,324
		98,250,529
Internet and Direct Marketing Retail — 6.8%
Amazon.com, Inc.(1)	27,582	55,404,515
IT Services — 9.4%
Fastly, Inc., Class A(1)(2)	73,154	1,646,697
PayPal Holdings, Inc.(1)	204,051	23,239,368
VeriSign, Inc.(1)	19,023	3,959,447
Visa, Inc., Class A	237,760	47,307,107
		76,152,619
Life Sciences Tools and Services — 1.0%
Agilent Technologies, Inc.	23,165	1,912,502
Illumina, Inc.(1)	21,726	6,302,061
		8,214,563
Machinery — 1.4%
Cummins, Inc.	70,225	11,233,893
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	21,276	4,152,224
Pharmaceuticals — 3.9%
Merck & Co., Inc.	189,410	16,183,190
Novo Nordisk A/S, B Shares	180,401	11,012,673
Zoetis, Inc.	33,332	4,473,488
		31,669,351
Road and Rail — 2.8%
Lyft, Inc., Class A(1)	62,607	2,972,581
Union Pacific Corp.	111,746	20,049,467
		23,022,048
Semiconductors and Semiconductor Equipment — 6.1%
Analog Devices, Inc.	68,348	7,501,193
Applied Materials, Inc.	119,005	6,901,100

ASML Holding NV	34,723	9,738,244
Broadcom, Inc.	41,047	12,525,902
NVIDIA Corp.	54,298	12,837,676
		49,504,115
Software — 14.3%
Datadog, Inc., Class A(1)	38,071	1,759,261
Microsoft Corp.	531,208	90,427,538
PagerDuty, Inc.(1)(2)	116,300	2,712,116
salesforce.com, Inc.(1)	72,217	13,165,881
Zendesk, Inc.(1)	77,487	6,694,877
Zoom Video Communications, Inc., Class A(1)(2)	14,954	1,140,990
		115,900,663
Specialty Retail — 1.7%
TJX Cos., Inc. (The)	230,491	13,608,189
Technology Hardware, Storage and Peripherals — 6.8%
Apple, Inc.	177,752	55,016,022
Textiles, Apparel and Luxury Goods — 2.1%
NIKE, Inc., Class B	175,445	16,895,353
TOTAL COMMON STOCKS (Cost $415,084,891)		810,635,921
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Growth ETF (Cost $4,650,936)	26,130	4,700,787
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,809,638)	1,809,638	1,809,638
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $421,545,465)		817,146,346
OTHER ASSETS AND LIABILITIES — (0.6)%		(4,879,528)
TOTAL NET ASSETS — 100.0%		$812,266,818

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	947,123	USD	1,062,766	Credit Suisse AG	3/31/20	$(8,744)
EUR	646,972	USD	716,424	Credit Suisse AG	3/31/20	3,570
EUR	399,967	USD	441,795	Credit Suisse AG	3/31/20	3,315
EUR	204,159	USD	228,653	JPMorgan Chase Bank N.A.	3/31/20	(1,451)
USD	10,597,079	EUR	9,439,428	Credit Suisse AG	3/31/20	92,243
USD	265,396	EUR	237,938	Credit Suisse AG	3/31/20	602
USD	274,827	EUR	246,288	Credit Suisse AG	3/31/20	742
USD	233,529	EUR	211,029	Credit Suisse AG	3/31/20	(1,319)
						$88,958

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,758,880. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $3,870,933, which includes securities collateral of $2,061,295.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	789,885,004	20,750,917	—
Exchange-Traded Funds	4,700,787	—	—
Temporary Cash Investments - Securities Lending Collateral	1,809,638	—	—
	796,395,429	20,750,917	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	100,472	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	11,514	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.